Leases - Non-current debt maturity profile (Details) - USD ($) $ in Millions	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Lease liabilities [abstract]
Total repayment of non-current lease liability	$ 2,449	[1]	$ 3,220	[1]	$ 3,191
Year 2 and 3 [member]
Lease liabilities [abstract]
Total repayment of non-current lease liability	1,164		1,513
Year 4 and 5 [member]
Lease liabilities [abstract]
Total repayment of non-current lease liability	586		748
After 5 years [member]
Lease liabilities [abstract]
Total repayment of non-current lease liability	$ 699		$ 959

[1]	1) Restated 1 January 2020 and 31 December 2020 figures due to a policy change affecting ARO, see note 2 Significant accounting policies and note 21 Provisions and other liabilities.